Partners' Capital and Distributions (Distributions) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013
Distribution Made to Limited Partner [Line Items]
Per Unit Amount	$ 0.5800	$ 0.5650	$ 0.5500	$ 0.5350	$ 0.5225	$ 0.5100	$ 0.4975	$ 0.4850
Distribution Made to Limited Partner, Cash Distributions Paid	$ 54,112	$ 50,114	$ 48,783	$ 47,453	$ 46,344	$ 42,302	$ 40,405	$ 39,390
Distribution Made to Limited Partner, Distribution Date	Nov. 14, 2014	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014	Nov. 14, 2013	Aug. 14, 2013	May 15, 2013	Feb. 14, 2013
February 13, 2015 [Member]
Distribution Made to Limited Partner [Line Items]
Per Unit Amount	$ 0.5950
Distribution Made to Limited Partner, Cash Distributions Paid	$ 56,542
Distribution Made to Limited Partner, Distribution Date	Feb. 13, 2015